Derivatives - Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Exchange Forward And Option Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 0	$ 0
Derivative instruments, liabilities derivatives	0	5
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	0	0
Derivative instruments, liabilities derivatives	0	0
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	0	0
Derivative instruments, liabilities derivatives	$ 0	$ 5